LEASES - The weighted average remaining lease terms and discount rates (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 5 months 19 days	1 year 5 months 19 days
Weighted average discount rate	4.358%	4.358%
Operating lease payments	¥ 875.7	$ 127.0	¥ 637.2
Total operating lease expenses	854.6	123.9	¥ 672.9
Operating leases that have not yet commenced	¥ 45.1	$ 6.5
Minimum
Remaining lease term and discount rate:
Term of operating leases that have not yet commenced (in months)	15 days	15 days
Maximum
Remaining lease term and discount rate:
Term of operating leases that have not yet commenced (in months)	62 months	62 months